Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) ₱ in Millions	12 Months Ended
	Dec. 31, 2021 PHP (₱) USD ($)	Dec. 31, 2020 PHP (₱) USD ($)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	11,000,000	40,000,000
Carrying Amount	₱ (5)	₱ (26)
Current Portion Of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 21	₱ 22
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial assets	Current portion of derivative financial assets
Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (26)	₱ (44)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities	Current portion of derivative financial liabilities
Derivative Financial Liabilities – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ (4)
Line item in our Consolidated Statements of Financial Position		Derivative financial liabilities – net of current portion
Interest Rate Swap1
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	11,000,000	40,000,000
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Foreign currency exchange risk [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	397	224
Carrying Amount	₱ (39)	₱ (404)
Foreign currency exchange risk [Member] | Long Term Currency Swaps
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	8	24
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Foreign currency exchange risk [Member] | Current Portion Of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 15	₱ (14)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial assets	Current portion of derivative financial assets
Foreign currency exchange risk [Member] | Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $		200
Carrying Amount	₱ (2)	₱ (342)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities	Current portion of derivative financial liabilities
Foreign currency exchange risk [Member] | Long Term Foreign Currency Options
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	389
Carrying Amount	₱ 48
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion
Foreign currency exchange risk [Member] | Derivative Financial Liabilities – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (100)	₱ (48)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion	Derivative financial liabilities – net of current portion